Mutual Funds Depositary Function - Summary of Shares Held in Mutual Funds Subscribed by Third Parties and Assets from Mutual Funds (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of mutual funds depositary function [line items]
Equity	$ 5,218,299	$ 3,562,427
Pionero Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	710,991,706
Equity	$ 6,230,480
Pionero Renta Ahorro [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	97,409,727
Equity	$ 1,882,603
Pionero FF [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	38,872,932
Equity	$ 621,204
Pionero Gestion [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	996,810,463
Equity	$ 1,081,486
Pionero Renta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	16,676,404
Equity	$ 838,913
Pionero Acciones [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	9,756,071
Equity	$ 327,566
Pionero Empresas FCI Abierto PYMES [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	261,731,584
Equity	$ 1,475,402
Pionero Pesos Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	5,815,110,750
Equity	$ 30,594,852
Pionero Renta Ahorro Plus [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	961,427,834
Equity	$ 4,326,701
Pionero Renta Mixta I [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	20,336,414
Equity	$ 92,278
Pionero Renta Estrategico [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	751,241,010
Equity	$ 2,065,990
Pionero argentina bicentenario [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	343,298,122
Equity	$ 836,673
Pionero Ahorro Dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,624,907
Equity	$ 286,176
Pionero renta fija dolares [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	3,108,507
Equity	$ 191,867
Argenfunds Renta Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	199,849,796
Equity	$ 1,334,857
Argenfunds Renta Argentina [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	8,911,464
Equity	$ 33,916
Argenfunds Ahorro Pesos [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	65,544,394
Equity	$ 605,472
Argenfunds Abierto Pymes [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	2,273,411,547
Equity	$ 4,638,247
Argenfunds Renta Total [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	833,924,833
Equity	$ 860,190
Argenfunds Renta Flexible [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	440,119,193
Equity	$ 1,418,107
Argenfunds Renta Dinamica [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	8,522
Equity	$ 25
Argenfunds Renta Fija [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	198,066,516
Equity	$ 3,045,372
Argenfunds Renta Mixta [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	43,881
Equity	$ 28
Argenfunds Renta Global [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	8,983,257
Equity	$ 33,192
Argenfunds Renta Capital [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	23,013,791
Equity	$ 1,991,021
Argenfunds Renta Balanceada [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	257,312,382
Equity	$ 1,046,268
Argenfunds Liquidez [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	5,556,185,412
Equity	$ 8,941,739
Argenfunds Retorno Absoluto [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	574,667,044
Equity	$ 1,088,368
Argenfunds Renta Crecimiento [member]
Disclosure of mutual funds depositary function [line items]
Number of shares	23,949,324
Equity	$ 1,911,422
Argenfunds Renta Mixta Plus [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	353,432
Equity	$ 23,928
Argenfunds Renta Variable [Member]
Disclosure of mutual funds depositary function [line items]
Number of shares	276,458,840
Equity	$ 5,261